Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TAX EXEMPT PROCEEDS FUND INC
Prospectus Date	rr_ProspectusDate	Oct. 24, 2011
TAX EXEMPT PROCEEDS FUND INC | TAX EXEMPT PROCEEDS FUND INC
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%
Total Fund Operating Expenses After Reimbursement	rr_NetExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	333
10 Years	rr_ExpenseExampleYear10	776
Annual Return 2001	rr_AnnualReturn2001	2.49%
Annual Return 2002	rr_AnnualReturn2002	1.09%
Annual Return 2003	rr_AnnualReturn2003	0.67%
Annual Return 2004	rr_AnnualReturn2004	0.81%
Annual Return 2005	rr_AnnualReturn2005	1.99%
Annual Return 2006	rr_AnnualReturn2006	3.06%
Annual Return 2007	rr_AnnualReturn2007	3.29%
Annual Return 2008	rr_AnnualReturn2008	1.96%
Annual Return 2009	rr_AnnualReturn2009	1.96%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.69%
Ten Years	rr_AverageAnnualReturnYear10	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 1989
TAX EXEMPT PROCEEDS FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX EXEMPT PROCEEDS FUND, INC. (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its investors with high current interest income exempt from federal income taxes, preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2012
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to achieve its investment objectives by investing principally in short-term, high quality, tax-exempt fixed rate and variable rate obligations issued by state and municipal governments and by public authorities. The Fund will only invest in securities that would qualify an investment in the Fund as an investment in "tax-exempt bonds" rather than "arbitrage bonds" for federal income tax purposes.  Therefore, Qualified Investors will, in the opinion of counsel, be exempt from the arbitrage rebate provisions of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to their investment in the Fund. These debt obligations in which the fund will invest are collectively referred to throughout the Prospectus as Municipal Obligations.  The Fund's investment in Municipal Obligations will include municipal notes, variable rate demand instruments and industrial revenue bonds ("IRBs") not subject to the federal alternative minimum tax.  The Fund may also invest in participation certificates, which evidence ownership of an interest in the underlying Municipal Obligations, purchased from banks, insurance companies, or other financial institutions and which meet the federal income tax definition of "tax-exempt bond" ("Participation Certificates").  The Fund will not invest in securities if the interest income from such securities could be subject to the federal alternative minimum tax.

The Fund's investment manager considers the following factors when buying and selling securities for the Fund's portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective.  Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.  The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	The amount of income the fund generates will vary with changes in prevailing interest rates.

•
Because the Fund may purchase Participation Certificates and IRBs not subject to the federal alternative minimum tax from banks and such instruments are backed by bank letters of credit or bank guarantees, investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations.   Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.  The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny.  The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks.  Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.  Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate.  Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•
Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligators of state, municipal and public authority debt obligations to meet their payment obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	The amount of income the fund generates will vary with changes in prevailing interest rates.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance from year to year.  The table shows the Fund's average annual total return for one, five, ten year and since inception periods.  While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future.  The Fund's current 7-day yield may be obtained by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Tax Exempt Proceeds Fund, Inc.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of September 30, 2011, the Fund had a year-to-date return of 0.00%.

The Fund's highest quarterly return was 0.98% for the quarter ended December 31, 2000; the lowest quarterly return was 0.00% for the quarter ended March 31, 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the periods ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	Pursuant to the terms of the Investment Management Contract, the Fund's investment manager has contractually agreed to bear or reimburse all expenses of the Fund (other than the management fee) at least until October 28, 2012.
[2]	The inception date for the Fund is January 27, 1989